DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2025
Direct Operating Costs 1 [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2025, 2024 and 2023.

US$ MILLIONS	2025	2024	2023
Depreciation and amortization	$668	$775	$365
Transportation and distribution	290	255	195
Operations and maintenance	148	140	94
Compensation	173	150	87
Other	55	58	37
Total	$1,334	$1,378	$778